Consolidated Statements of Cash Flows (unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net income (loss)	$ 102,858	$ (121,816)
Adjustments to reconcile net income (loss) to net cash used in operating activities
Revaluation of warrant liability	(294,865)	118,042
Realized loss on investments	6,936	0
Unrealized (gain) loss on investments	(80,151)	(165,467)
Share based compensation	0	555
Change in operating assets and liabilities:
Prepaid expense	45,388	19,647
Accounts payable and accrued liabilities	20,456	9,164
Accounts payable - related party	(1,853)	71,255
Net cash used in operating activities	(201,231)	(68,620)
Cash flows from investing activities
Proceeds from sale of investments	41,619	0
Net cash provided by investing activities	41,619	0
Cash flows from financing activities
Deposits for future private placement	0	(46,000)
Proceeds from private placement of stock, net	0	127,713
Net cash provided by financing activities	0	81,713
Net decrease in cash	(159,612)	13,093
Cash, beginning of period	242,082	2,808
Cash, end of period	82,470	15,901
Supplemental information
Interest and taxes paid	0	0
Noncash investing and financing activities
Stock issued to pay off debt	0	45,962
Warrant and option liability recognition	$ 0	$ 68,774